Other Payables and Accruals (Details) - HKD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Payables and Accruals
Accrued salaries, wages and bonus	$ 40	$ 40
Accrued audit and professional fees	440	498
Accrued management services fees - a related party	150
Total other payables and accruals	$ 630	$ 538